Advances for Vessels Under Construction and Vessels, net (Tables)	6 Months Ended
Jun. 30, 2024
Advances for Vessels Under Construction and Vessels, net [Abstract]
Schedule of Vessels, Net in the Accompanying Consolidated Balance Sheets

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192
- Additions for vessel improvements 118 - 118
- Vessel disposals
(20,993) 10,266 (10,727)
- Depreciation for the period
- (19,260) (19,260)
- Vessel held for sale (25,008) 6,583 (18,425)
Balance, June 30, 2024 $ 1,068,364 $ (216,466) $ 851,898